Basis of Presentation	5 Months Ended	6 Months Ended
	Dec. 31, 2016	Jun. 30, 2017
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis of Accounting [Text Block]
2. Basis of Presentation

theMaven Network, Inc. was incorporated in Nevada on July 22, 2016, under the name “Amplify Media, Inc.” On July 27, 2016, the corporate name was amended to “Amplify Media Network, Inc.” and on October 14, 2016, the corporate name was changed to “theMaven Network, Inc.”.

theMaven, Inc. was formerly known as Integrated Surgical Systems, Inc., a Delaware corporation (“Integrated”).  From June 2007 until November 4, 2016, Integrated was a non-active “shell company” as defined by regulations of the Securities and Exchange Commission (SEC). On August 11, 2016, Integrated entered into a loan to Subsidiary that provided initial funding totaling $735,099 for the Subsidiary’s operations. On October 14, 2016 Integrated entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with Subsidiary and the shareholders of Subsidiary, holding all of the issued and outstanding shares of Subsidiary (collectively, “Subsidiary Shareholders”). The Share Exchange Agreement was amended on November 4, 2016 to include certain newly issued shares of Subsidiary in the transaction and make related changes to the agreement and the Share Exchange was consummated. The transaction resulted in Parent acquiring Subsidiary by the exchange of all of the outstanding shares of Subsidiary for 12,517,152 newly issued shares of the common stock, $0.01 par value (the “Common Stock”) of Parent, representing approximately 56.7% of the issued and outstanding shares of Common Stock immediately after the transaction. The transaction is referred to as the “Recapitalization.” The Recapitalization was consummated on November 4, 2016, as a result of which theMaven Network, Inc. became a wholly owned subsidiary of Integrated (the “Closing”). The note payable between Integrated and Subsidiary was an interdependent transaction with the Recapitalization and was ultimately cancelled upon closing of the Recapitalization. On December 2, 2016, Integrated amended its Certificate of Incorporation to change its name from “Integrated Surgical Systems, Inc.” to “theMaven, Inc.”

From June 2007 until the closing of the Recapitalization, Integrated was a non-active “shell company” as defined by regulations of the SEC and, accordingly, the Recapitalization was accounted for as a reverse recapitalization rather than a business combination. As the Subsidiary is deemed to be the purchaser for accounting purposes under reverse recapitalization accounting, the Company’s financial statements are presented as a continuation of Subsidiary, and the accounting for the Recapitalization is equivalent to the issuance of stock by Subsidiary for the net monetary assets of Parent as of the Closing accompanied by a recapitalization.  See Note 9 for summary of the assets acquired, transaction costs and the consideration exchanged in the Recapitalization.

2. Basis of Presentation

theMaven Network, Inc. was incorporated in Nevada on July 22, 2016, under the name “Amplify Media, Inc.” On July 27, 2016, the corporate name was amended to “Amplify Media Network, Inc.” and on October 14, 2016, the corporate name was changed to “theMaven Network, Inc.”.

theMaven, Inc. was formerly known as Integrated Surgical Systems, Inc., a Delaware corporation (“Integrated”). From June 2007 until November 4, 2016, Integrated was a non-active “shell company” as defined by regulations of the Securities and Exchange Commission (SEC). On August 11, 2016, Integrated entered into a loan to Subsidiary that provided initial funding totaling $735,099 for the Subsidiary’s operations. Integrated’s Board of Directors structured the loan to the Subsidiary as fully secured so that Integrated would receive cash at maturity of the loan if negotiations for a combination did not result in the consummated Recapitalization transaction. If the loan was not repaid then the remedies in the event of default were to pursue (a) the personal guarantee and/or (b) the mortgaged real estate collateral. The loan was not secured by the intellectual property of the Subsidiary, but there was a covenant that the Subsidiary would not, without prior written consent, sell or assign the business or intellectual property. This negative covenant did not give Integrated control or rights other than as a creditor. The loan did not provide Integrated with an equity interest or other ownership or control rights in the Subsidiary. The loan did not have any rights to conversion into equity in the Subsidiary. The note, and the associated payable, was cancelled as part of the Recapitalization and the proceeds from the borrowing from Integrated was considered as cash received due to the Recapitalization in addition to the net assets acquired.

On October 14, 2016 Integrated entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with Subsidiary and the shareholders of Subsidiary holding all of the issued and outstanding shares of Subsidiary (collectively, “Subsidiary Shareholders”). The Share Exchange Agreement was amended on November 4, 2016 to include certain newly issued shares of Subsidiary in the transaction and make related changes to the agreement and the Share Exchange was consummated. The transaction resulted in Parent acquiring Subsidiary by the exchange of all of the outstanding shares of Subsidiary for 12,517,152 newly issued shares of the common stock, $0.01 par value (the “Common Stock”) of Parent, representing approximately 56.7% of the issued and outstanding shares of Common Stock of Parent immediately after the transaction.

In determining the accounting treatment for the Share Exchange Agreement the primary factor was determining which party, directly or indirectly, holds greater than 50 percent of the voting shares has control and is considered to be the acquirer. Because the former shareholders of the Subsidiary received 56.7 percent voting control of the issued and outstanding shares of the Company after the transaction, the transaction was considered to be a reverse recapitalization for accounting purposes. Other factors that indicated that the former stockholders of the Subsidiary had control of the Company after the transaction included, (1) fully diluted equity interests, (2) composition of senior management, (3) former officers of the Parent ceded day-to-day responsibilities to officers of the Subsidiary, and (4) composition of Board of Directors. On a fully diluted basis, the former shareholders of the Subsidiary received 53.5 percent of the equity interests in the Company. All the members of senior management of the Company, other than the part-time Chief Financial Officer, were former shareholders of the Subsidiary. The former officers of the non-active shell ceded day-to-day management to officers of the Subsidiary. The Board of Directors, immediately after the Recapitalization included three members from the Parent and two members from the Subsidiary. Because the former shareholders of the Subsidiary could vote to make changes in the Board composition, the conclusion was that control of the Board, in substance, was vested in the former shareholders of the Subsidiary.

The transaction is referred to as the “Recapitalization.” The Recapitalization was consummated on November 4, 2016, as a result of which theMaven Network, Inc. became a wholly owned subsidiary of Integrated (the “Closing”). The note payable between Integrated and Subsidiary was an interdependent transaction with the Recapitalization and was cancelled upon closing of the Recapitalization. On December 2, 2016, Integrated amended its Certificate of Incorporation to change its name from “Integrated Surgical Systems, Inc.” to “theMaven, Inc.”

From June 2007 until the closing of the Recapitalization, Integrated was a non-active “shell company” as defined by regulations of the SEC and, accordingly, the Recapitalization was accounted for as a reverse recapitalization rather than a business combination. As the Subsidiary is deemed to be the purchaser for accounting purposes under reverse recapitalization accounting, the Company’s financial statements are presented as a continuation of Subsidiary, and the accounting for the Recapitalization is equivalent to the issuance of stock by Subsidiary for the net monetary assets of Parent as of the Closing accompanied by a recapitalization.  See Note 9 Stockholders’ Equity for summary of the assets acquired, transaction costs and the consideration exchanged in the Recapitalization.

The accompanying unaudited financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission for Form 10-Q. The Balance Sheet at December 31, 2016 has been derived from the Company’s audited financial statements.

In the opinion of management, these financial statements reflect all normal recurring, and other adjustments, necessary for a fair presentation. These financial statements should be read in conjunction with the audited financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2016. Operating results for interim periods are not necessarily indicative of operating results for an entire fiscal year or any other future periods.